Segments and Geographic Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segments and Geographic Information

11. Segments and Geographic Information

The Company’s chief operating decision-maker reviews financial information presented on a consolidated basis, accompanied by disaggregated information by each reportable company’s statement of operations. The Company operates the business on the basis of three reporting segments, the parent company and four wholly-owned subsidiaries:

International Stem Cell Corporation, a research and development company, for the Therapeutic Market for clinical applications of hpSCs for the treatment of various diseases such as Parkinson’s disease, liver diseases and corneal blindness;

Cyto Therapeutics, PTY LTD, a research and development company, for the Therapeutic Market, which will conduct clinical trials in Australia for the use of hpSCs in the treatment of Parkinson’s disease;

Lifeline Skin Care, Inc. for the Cosmetic Market, which develops, manufactures and markets a category of cosmetic skin care products based on biotechnology with human stem cells;

Lifeline Cell Technology, LLC for the Biomedical Market, which develops, manufactures and commercializes primary human cell research products including over 160 human cell culture products, including frozen human “primary” cells and the reagents (called “media”) needed to grow, maintain and differentiate the cells.

Revenues, Expenses and Operating Income (loss)

The Company does not measure the performance of its segments on any asset-based metrics. Therefore, segment information is presented only for operating income (loss). Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Years Ended
	December 31,
	2015	2014
Revenues:
Cosmetic market	$3,503	$3,507
Biomedical market	4,048	3,510
Total revenues	7,551	7,017
Operating expenses:
Therapeutic market	6,234	9,695
Cosmetic market	3,087	3,253
Biomedical market	2,794	2,749
Total operating expenses	12,115	15,697
Operating income (loss):
Therapeutic market	(6,234)	(9,695)
Cosmetic market	416	254
Biomedical market	1,254	761
Total operating loss	$(4,564)	$(8,680)

Geographic Information

The Company’s wholly-owned subsidiaries are located in Maryland; California and Melbourne, Australia, and have customer and vendor relationships worldwide. Significant revenues in the following regions are those that are attributable to the individual country within the region to which the product was shipped (in thousands):

	For the Years Ended
	December 31,
	2015	2014
North America	$6,127	$5,632
Asia	999	943
Europe	388	393
All other regions	37	49
Total	$7,551	$7,017